Non-controlling interests	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Non-controlling interests
10. Non-controlling interests
On May 11, 2020, the Company purchased the remaining 5% interest in Hellas, a subsidiary of the Company, for cash consideration of $7,500. Hellas operates the Olympias and Stratoni mines and holds the Skouries project. Additional consideration may become payable under certain circumstances but is not expected to be material. As Hellas was controlled by the Company prior to the acquisition, $4,172 was recorded in contributed surplus representing the difference between the cash consideration and the carrying value of the non-controlling interest at the date of purchase.
The following table summarizes the information relating to each of the Company’s subsidiaries that has material non-controlling interests (“NCI”). The amounts disclosed for each subsidiary are based on those included in the consolidated financial statements before inter-company eliminations. As the Company purchased the remaining 5% interest in Hellas, the carrying value is nil at December 31, 2020. The non-controlling interest portion of the income statement and statement of cash flow amounts for Hellas prior to the acquisition in 2020 are presented in the table below.

	December 31, 2020		December 31, 2019
	Hellas	Deva	Hellas	Deva
NCI percentage	0% (1)	19.5%	5%	19.5%

Current assets	$—	$3,178	$67,902	$1,867
Non-current assets	—	412,251	1,858,544	415,149
Current liabilities	—	(235)	(1,050,952)	(312)
Non-current liabilities	—	(322,454)	(405,318)	(294,493)
Net assets	$—	$92,740	$470,176	$122,211

Carrying amount of NCI	$—	$37,520	$13,362	$42,903

Cash flows used in operating activities	$(6,535)	$(3,750)	$(215)	$(4,856)
Cash flows generated from (used in) investing activities	(16,708)	10	(45,216)	(15)
Cash flows generated from financing activities	18,927	4,754	50,026	4,803
Net increase (decrease) in cash and cash equivalents	$(4,316)	$1,014	$4,595	$(68)

Revenue	$65,781	$—	$140,156	$—
Net loss and comprehensive loss	(33,824)	(27,604)	(107,758)	(6,494)
Net loss allocated to NCI	(1,691)	(5,383)	(5,388)	(1,266)
Dividends paid to NCI	—	—	—	—
(1)The Company purchased the remaining 5% non-controlling interest in Hellas on May 11, 2020.

Net loss allocated to NCI in the consolidated statement of operations includes $106 related to non-material subsidiaries (2019 – $247). The carrying value of the NCI related to non-material subsidiaries is $3,353 (2019 – $3,039).